NOTE 8 - Leases: Schedule of Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Lease Liabilities

Lease liabilities

	Buildings	Vehicles	Total
As of January 1, 2023	1,944	66	2,010
Additions	161	68	229
Lease payments	(423)	(57)	(480)
Interest expense	113	3	116
Foreign exchange movements	(58)	(10)	(68)
As of December 31, 2023	1,737	70	1,807
Additions	8,194	143	8,337
Lease payments	(511)	(68)	(579)
Modification	(751)	-	(751)
Interest expense	663	8	671
Index adjustments	382	4	386
Foreign exchange movements	40	2	42
As of December 31, 2024	9,754	159	9,913